Fees Summary	Sep. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	184,500.00
Total Offset Amount	11,675.42
Net Fee	$ 172,824.58
Final Prospectus	false